Fair value of Above Market Acquired Time Charters - Amount per Vessel (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Fair value of above market acquired time charter
Amortization	$ 3,149	$ 3,150
Star Big and Star Mega
Fair value of above market acquired time charter
Amortization	$ 3,149	$ 3,150